Cover	Aug. 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 09, 2023
Entity Registrant Name	Blue Apron Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38134
Entity Tax Identification Number	81-4777373
Entity Address, Postal Zip Code	10005
City Area Code	347
Local Phone Number	719-4312
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	APRN
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001701114
Entity Emerging Growth Company	false